Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Amendment Description	We are filing the accompanying revised Definitive Proxy Statement on Schedule 14A for the sole purpose of including certain Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted from the original Definitive Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	CARDLYTICS, INC.
Entity Central Index Key	0001666071